Deferred income tax (Schedule of Breakdown and Movement of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of deferred income tax [Line Items]
At the beginning of year	$ 18,168	$ 26,934
Acquisitions		4,071
Charged to net profit	(4,223)	(18,414)
Currency translation differences	127	(3,241)
Reclassified to assets	0	8,818
At end of year	14,072	18,168
At the beginning of year	(7,190)	(10,850)
Charged to net profit	(13,757)	12,478
Reclassified from liabilities	0	(8,818)
At end of year	(20,947)	(7,190)
Difference in depreciation rates and other
Disclosure of deferred income tax [Line Items]
At the beginning of year	(7,190)
Charged to net profit	(13,757)
Reclassified from liabilities	0
At end of year	(20,947)	(7,190)
Difference in depreciation rates and other.
Disclosure of deferred income tax [Line Items]
Charged to net profit	4,157
Currency translation differences	127
Reclassified to assets	0
At the beginning of year	(4,628)
At end of year		(4,628)
At end of year	(344)
Taxable losses.
Disclosure of deferred income tax [Line Items]
At the beginning of year	22,796
Charged to net profit	(8,380)
Reclassified from assets	0
At end of year	$ 14,416	$ 22,796